Pledged Assets	12 Months Ended
Dec. 31, 2023
Pledged Assets [Abstract]
Pledged assets
39.	Pledged assets

The Group’s assets pledged as collateral are as follows:

	Book value
Pledged assets	December 31, 2023	December 31, 2022	Purpose
Time deposits (shown as ‘Financial assets at amortized cost’)	$41,470,915	$6,871,187	Performance guarantee, deposit letter of credit and short-term borrowings
Land	12,737,302	12,718,015	Long-term and short-term borrowings
Buildings and structures	2,337,801	2,400,646	Long-term and short-term borrowings
	$56,546,018	$21,989,848